Columbia Tax-Exempt Fund
Third Quarter Report
April 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Tax-Exempt Fund, April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.2%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 0.1%
City of New York(a),(b)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.800%	2,700,000	2,700,000
Utah 0.1%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005B (JPMorgan Chase Bank)
05/15/2037	3.700%	2,105,000	2,105,000
Total Floating Rate Notes (Cost $4,805,000)			4,805,000

Municipal Bonds 99.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.0%
Black Belt Energy Gas District
Refunding Revenue Bonds
Gas Project
Series 2023D-1 (Mandatory Put 02/01/29)
06/01/2049	5.500%	3,200,000	3,377,949
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2053	5.500%	7,500,000	8,015,197
Southeast Energy Authority
Revenue Bonds
Project #4
Series 2002B-1 (Mandatory Put 08/01/28)
05/01/2053	5.000%	8,695,000	8,971,871
Total			20,365,017
Alaska 0.1%
Northern Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2021A Class 1
06/01/2050	4.000%	2,500,000	2,255,835
Arizona 1.8%
Arizona Industrial Development Authority
Revenue Bonds
Macombs Facility Project Social Bonds
Series 2021A
07/01/2051	4.000%	850,000	696,831
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Social Bonds - Macombs Facility Project
Series 2021A
07/01/2061	4.000%	2,500,000	1,960,196
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,300,000	1,003,982
Industrial Development Authority of the County of Yavapai (The)
Refunding Revenue Bonds
Yavapai Regional Medical Center
Series 2019
08/01/2038	4.000%	1,000,000	963,827
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2038	5.000%	825,000	821,892
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2023A
01/01/2050	5.000%	22,500,000	23,925,062
Salt Verde Financial Corp.
Revenue Bonds
Series 2007
12/01/2032	5.000%	7,170,000	7,539,315
Total			36,911,105
California 4.2%
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 03/01/31)
02/01/2054	5.000%	5,700,000	6,002,461
California Community Choice Financing Authority(d)
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	3,500,000	3,794,600
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	9,683,952
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	10,000,000	9,773,989

Columbia Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,500,000	1,533,958
02/01/2037	5.000%	1,000,000	1,018,483
California Municipal Finance Authority(c),(e),(f)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,830,000	36,600
California Public Finance Authority
Refunding Revenue Bonds
Sharp Healthcare
Series 2017A
08/01/2047	4.000%	10,000,000	9,816,545
California School Finance Authority(c)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	150,000	154,196
California Statewide Communities Development Authority(c)
Revenue Bonds
California Baptist University
Series 2014A
11/01/2033	6.125%	1,560,000	1,562,747
11/01/2043	6.375%	1,035,000	1,036,303
Lancer Plaza Project
Series 2013
11/01/2043	5.875%	1,875,000	1,876,563
California Statewide Communities Development Authority
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2044	5.250%	3,500,000	3,509,845
Castaic Lake Water Agency(g)
Certificate of Participation
Capital Appreciation - Water System Improvement Project
Series 1999 (AMBAC)
08/01/2024	0.000%	9,445,000	9,363,426
Golden State Tobacco Securitization Corp.(g)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	10,000,000	1,011,279
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement
Series 2022
06/01/2051	5.000%	3,000,000	3,101,174
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego County Regional Airport Authority(e)
Revenue Bonds
Private Activity
Series 2023
07/01/2053	5.000%	4,250,000	4,384,536
07/01/2058	5.250%	10,000,000	10,479,076
San Francisco City & County Airport Commission - International Airport(e)
Refunding Revenue Bonds
Series 2022A-2
05/01/2052	4.000%	2,875,000	2,608,110
State of California
Unlimited General Obligation Bonds
Series 2022
09/01/2052	5.000%	3,000,000	3,212,249
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,005
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2001B (NPFGC)
08/01/2024	6.000%	25,000	25,131
Total			83,991,228
Colorado 4.4%
City & County of Denver Airport System(e)
Refunding Revenue Bonds
Series 2022D
11/15/2053	5.000%	3,000,000	3,081,222
Subordinated Series 2018A
12/01/2048	4.000%	11,500,000	10,395,076
Revenue Bonds
Series 2022A
11/15/2047	5.000%	3,750,000	3,894,052
11/15/2053	5.500%	2,400,000	2,585,709
Colorado Bridge Enterprise(e)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	9,240,000	7,743,651
Colorado Educational & Cultural Facilities Authority(c)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2034	5.125%	1,525,000	1,525,794
07/01/2044	5.375%	2,100,000	2,099,997
07/01/2049	5.500%	925,000	925,000
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2048	5.000%	8,000,000	7,037,480
09/15/2053	5.000%	10,000,000	8,601,747
Columbia Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	8,640,000	7,846,711
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	3,800,000	3,803,524
Intermountain Healthcare
Series 2022
05/15/2052	5.000%	9,000,000	9,453,196
Revenue Bonds
CommonSpirit Health Obligation Group
Series 2022
11/01/2052	5.250%	4,000,000	4,220,732
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2050	4.000%	15,105,000	13,680,352
Fiddlers Business Improvement District(c)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	800,000	809,370
Total			87,703,613
Connecticut 0.1%
Connecticut State Health & Educational Facilities Authority(c)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,064,480
Delaware 0.1%
Delaware State Housing Authority(h)
Revenue Bonds
Series 2024B (GNMA)
07/01/2044	4.600%	1,145,000	1,152,588
07/01/2049	4.650%	1,000,000	1,000,168
07/01/2054	4.750%	800,000	800,398
Total			2,953,154
District of Columbia 1.1%
District of Columbia
Refunding Revenue Bonds
Friendship Public Charter School
Series 2016
06/01/2046	5.000%	1,385,000	1,367,076
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	1,240,000	1,118,263
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds
Series 2023A
01/01/2045	5.000%	4,000,000	4,347,478
01/01/2048	5.250%	5,000,000	5,465,670
Metropolitan Washington Airports Authority(e)
Refunding Revenue Bonds
Series 2023A
10/01/2048	5.250%	3,000,000	3,173,160
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	7,950,000	7,237,021
Total			22,708,668
Florida 3.4%
Capital Trust Agency, Inc.(c)
04/27/2021
07/01/2056	5.000%	4,625,000	4,225,529
Capital Trust Agency, Inc.(c),(f)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,760,000	1,231,400
12/01/2050	0.000%	1,000,000	327,500
Capital Trust Authority(c)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2053	6.250%	4,000,000	4,130,665
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	2,500,000	2,397,644
County of Broward Airport System(e)
Revenue Bonds
Series 2015A
10/01/2045	5.000%	12,000,000	12,058,415
County of Osceola Transportation(g)
Refunding Revenue Bonds
Osceola Parkway Toll Facility
Series 2019A-2
10/01/2049	0.000%	1,325,000	323,156
Series 2020A-2
10/01/2040	0.000%	4,650,000	1,995,142
10/01/2041	0.000%	2,500,000	1,009,473
10/01/2042	0.000%	3,250,000	1,227,091
10/01/2043	0.000%	2,750,000	978,840
10/01/2044	0.000%	3,000,000	1,000,871
10/01/2046	0.000%	3,000,000	883,336

Columbia Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020A-2 (AGM)
10/01/2051	0.000%	4,000,000	863,771
Florida Development Finance Corp.(e),(h)
Refunding Revenue Bonds
Brightline Florida Passenger Rail Project
Series 2024
07/01/2053	5.500%	3,400,000	3,520,999
Florida Development Finance Corp.(c)
Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2015
06/15/2035	6.000%	4,000,000	4,043,461
Florida Housing Finance Corp.
Revenue Bonds
Series 2018 (GNMA)
07/01/2043	3.800%	1,395,000	1,235,131
Hillsborough County Aviation Authority(e)
Revenue Bonds
Tampa International Airport
Subordinated Series 2018
10/01/2048	5.000%	5,550,000	5,608,734
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai
Series 2022
06/01/2041	4.000%	1,000,000	853,045
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2039	5.000%	1,700,000	1,651,710
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	6,665,000	6,825,644
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	1,980,000	2,063,531
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2049	5.500%	2,600,000	2,192,979
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/2025	5.750%	830,000	846,775
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	7,785,000	7,333,916
Total			68,828,758
Georgia 2.3%
Atlanta Urban Residential Finance Authority
Revenue Bonds
GE Tower Apartments
Series 2023B (Mandatory Put 06/01/25)
06/01/2027	5.750%	4,000,000	3,958,453
Georgia State Road & Tollway Authority(c),(g)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	130,000	129,544
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2022B (Mandatory Put 06/01/29)
12/01/2052	5.000%	5,000,000	5,192,130
Series 2023A (Mandatory Put 06/01/30)
06/01/2053	5.000%	18,300,000	19,005,738
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	4,500,000	4,738,011
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	5,300,000	5,496,155
Series 2022 (AGM)
07/01/2052	5.000%	5,300,000	5,445,327
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2048	6.250%	2,945,000	2,554,898
Total			46,520,256
Idaho 1.2%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2018
03/01/2038	4.000%	3,650,000	3,556,283
Series 2021
03/01/2040	4.000%	810,000	773,802
03/01/2041	4.000%	750,000	712,102
03/01/2051	4.000%	2,000,000	1,779,557
Columbia Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Taxable - Terraces of Boise Project
Series 2021
10/01/2039	4.250%	9,135,000	6,810,421
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	10,000,000	6,801,706
Idaho Housing & Finance Association
Revenue Bonds
Series 2024A (GNMA)
01/01/2049	4.600%	2,875,000	2,848,873
Total			23,282,744
Illinois 10.1%
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	10,765,000	11,586,747
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2018
12/01/2046	5.000%	5,000,000	4,900,350
Series 2022A
12/01/2047	5.000%	4,875,000	4,819,013
Chicago O’Hare International Airport(e)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2048	5.000%	8,455,000	8,580,640
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2052	5.000%	4,620,000	4,627,384
Senior Lien
Series 2022
01/01/2048	4.500%	3,000,000	2,943,912
01/01/2055	5.000%	11,250,000	11,419,199
Series 2015C
01/01/2046	5.000%	12,525,000	12,525,118
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	2,400,000	2,363,148
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2039	5.000%	2,970,000	2,974,343
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	9,400,000	9,546,082
Illinois Finance Authority
Refunding Revenue Bonds
Northshore University Health System
Series 2020A
08/15/2040	4.000%	1,750,000	1,709,623
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2044	5.000%	3,400,000	3,416,324
Illinois Housing Development Authority
Revenue Bonds
Series 2019D (GNMA)
10/01/2039	2.950%	515,000	422,608
Illinois State Toll Highway Authority
Revenue Bonds
Series 2019A
01/01/2044	4.000%	5,000,000	4,847,556
Metropolitan Pier & Exposition Authority(g)
Refunding Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (BAM)
12/15/2054	0.000%	22,500,000	4,781,720
McCormick Place Expansion
Series 2022
12/15/2039	0.000%	3,000,000	1,456,890
12/15/2040	0.000%	3,050,000	1,393,511
12/15/2041	0.000%	2,200,000	949,176
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
06/15/2052	4.000%	3,000,000	2,630,554
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,128,405
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	15,580,232
Regional Transportation Authority
Revenue Bonds
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	6,369,498
State of Illinois
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	2,205,000	2,253,877

Columbia Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rebuild Illinois Program
Series 2019B
11/01/2039	4.000%	7,580,000	7,221,223
Series 2019C
11/01/2042	4.000%	9,925,000	9,235,079
11/01/2043	4.000%	3,000,000	2,777,989
11/01/2044	4.000%	2,000,000	1,844,391
Series 2014
02/01/2039	5.000%	15,000,000	15,009,082
Series 2016
11/01/2030	5.000%	5,975,000	6,156,824
Series 2020
05/01/2039	5.500%	2,705,000	2,922,236
Series 2020C
05/01/2024	5.500%	1,000,000	1,000,047
Series 2022A
03/01/2047	5.500%	19,000,000	20,287,786
Series 2023B
05/01/2047	5.500%	1,750,000	1,869,887
05/01/2048	4.500%	600,000	565,652
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2033	5.000%	6,000,000	6,311,793
State of Illinois Sales Tax
Revenue Bonds
Junior Obligation
Series 2024C
06/15/2042	5.000%	3,000,000	3,249,894
Total			202,677,793
Indiana 0.4%
City of Valparaiso(c),(e),(h)
Refunding Revenue Bonds
Pratt Paper (IN) LLC Project
Series 2024
01/01/2044	4.875%	1,000,000	1,011,067
01/01/2054	5.000%	750,000	759,115
Indiana Housing & Community Development Authority
Refunding Revenue Bonds
Series 2020B-1 (GNMA)
07/01/2039	2.050%	110,000	79,591
Revenue Bonds
Sustainable Bonds
Series 2024A-1 (GNMA)
07/01/2054	4.750%	5,000,000	5,002,351
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indianapolis Local Public Improvement Bond Bank
Revenue Bonds
Convention Center Hotel
Series 2023
03/01/2053	6.000%	835,000	904,341
Total			7,756,465
Iowa 1.4%
Iowa Finance Authority
Refunding Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	5,000,000	5,204,901
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	6,890,000	5,142,150
05/15/2053	4.000%	12,790,000	8,930,320
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	9,275,000	8,091,595
Total			27,368,966
Kentucky 0.9%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2041	5.000%	1,750,000	1,757,742
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2042	5.000%	6,600,000	6,522,129
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	8,500,000	8,983,395
Total			17,263,266
Louisiana 2.4%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	25,218
05/15/2041	4.000%	25,000	25,218
05/15/2047	5.000%	15,000	15,423
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2036	5.000%	1,750,000	1,802,942
Columbia Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2052	5.000%	1,600,000	1,604,413
Louisiana Public Facilities Authority(e)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	16,695,000	16,697,990
New Orleans Aviation Board(e)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	3,725,000	3,738,517
Series 2015B
01/01/2045	5.000%	21,150,000	21,074,826
Parish of St. James(c)
Revenue Bonds
Nustar Logistics LP Project
Series 2011 (Mandatory Put 06/01/25)
08/01/2041	5.850%	2,500,000	2,536,392
Total			47,520,939
Maryland 0.7%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	3,000,000	2,718,204
Revenue Bonds
Series 2019C
09/01/2034	2.700%	4,000,000	3,454,290
Maryland Economic Development Corp.(e)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
06/30/2055	5.250%	3,000,000	3,069,232
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	768,835
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	4,707,814
Total			14,718,375
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts 1.2%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2030	5.500%	2,500,000	2,822,740
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2008B
07/01/2027	5.250%	710,000	758,595
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,142,533
Massachusetts Development Finance Agency(f)
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	0.000%	3,825,474	38,255
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2048	5.000%	6,360,000	6,297,770
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	2,398,831
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,085,604
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2047	3.850%	10,000,000	8,789,031
Massachusetts Port Authority(e)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,398,765
Total			24,732,124
Michigan 4.1%
Michigan Finance Authority
Prerefunded 12/01/29 Revenue Bonds
Trinity Health Group
Series 2019
12/01/2040	4.000%	380,000	400,098

Columbia Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	9,420,000	8,554,518
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	1,070,000	1,071,296
Revenue Bonds
CHE Trinity Health
Series 2019
12/01/2040	4.000%	5,620,000	5,431,850
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	4,400,000	3,891,243
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2048	4.050%	5,000,000	4,701,252
Series 2024A
12/01/2044	4.500%	1,500,000	1,484,310
12/01/2049	4.650%	1,350,000	1,350,030
12/01/2053	4.700%	1,900,000	1,886,661
Social Bonds
Series 2023A
12/01/2048	4.900%	6,000,000	6,051,987
Michigan Strategic Fund(e)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	8,000,000	8,028,479
06/30/2048	5.000%	3,000,000	3,000,973
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/2025	5.000%	505,000	508,516
St. John’s Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.100%	890,000	896,500
State of Michigan
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.250%	20,000,000	21,763,752
Wayne County Airport Authority(e)
Refunding Revenue Bonds
Series 2015F
12/01/2033	5.000%	11,495,000	11,675,451
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	1,945,000	1,957,324
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.500%	205,000	206,888
Total			82,861,128
Minnesota 1.4%
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2048	4.000%	5,000,000	4,222,249
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2049	5.000%	1,000,000	984,416
Southern Minnesota Municipal Power Agency(g)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2025	0.000%	17,500,000	16,990,906
St. Cloud Housing & Redevelopment Authority(d)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	7,110,000	5,545,868
Total			27,743,439
Missouri 2.2%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2049	4.000%	3,200,000	2,991,504
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2035	5.000%	7,350,000	7,352,514
02/01/2044	5.000%	12,725,000	12,427,497
Kansas City Industrial Development Authority(e)
Revenue Bonds
Kansas City International Airport
Series 2020A
03/01/2045	4.000%	1,000,000	926,765
Columbia Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	1,988,434
05/15/2042	5.250%	2,290,000	1,941,070
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan
Series 2024 (GNMA)
11/01/2044	4.450%	965,000	964,656
11/01/2049	4.600%	965,000	956,130
11/01/2054	4.700%	550,000	546,255
First Place Homeownership Loan Program
Series 2020A (GNMA)
11/01/2040	2.550%	1,280,000	985,004
11/01/2045	2.700%	1,040,000	749,673
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	10,000,000	9,656,540
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,750,000	2,752,091
Total			44,238,133
Nebraska 1.8%
Central Plains Energy Project
Revenue Bonds
Gas Project No. 5 Series
Series 2022-1 (Mandatory Put 10/01/29)
05/01/2053	5.000%	5,400,000	5,635,344
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2045	5.000%	7,500,000	7,559,344
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2044	4.000%	5,000,000	4,688,761
01/01/2049	4.000%	20,595,000	18,693,425
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2042	3.050%	260,000	209,225
Total			36,786,099
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 0.4%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	1,120,000	1,130,998
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	2,320,000	2,326,888
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	1,028,043
Series 2018A
12/15/2038	5.000%	835,000	822,775
12/15/2048	5.000%	2,000,000	1,850,523
Total			7,159,227
New Hampshire 0.5%
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	9,169,659	8,811,619
New Hampshire Business Finance Authority(c)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2039	5.250%	1,550,000	1,427,920
New Hampshire Health & Education Facilities Authority Act(f)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2037	0.000%	1,413,552	339,252
07/01/2042	0.000%	807,744	193,859
Total			10,772,650
New Jersey 4.1%
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	2,000,000	2,238,859
Middlesex County Improvement Authority(f)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15

Columbia Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Economic Development Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	2,600,000	2,651,282
Prerefunded 06/15/27 Revenue Bonds
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,319,974
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/2025	5.500%	11,500,000	11,814,840
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	5,324,779
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,727,573
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	16,949,645
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2020E (HUD)
10/01/2040	2.250%	4,245,000	3,095,838
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Transportation System
Series 2018A
12/15/2034	5.000%	6,000,000	6,391,685
Revenue Bonds
Transportation Program
Series 2019
06/15/2046	5.000%	3,500,000	3,581,347
Series 2022
06/15/2048	5.000%	3,750,000	3,937,094
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,239,957
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	3,062,818
01/01/2052	5.250%	6,250,000	6,752,350
Series 2024B
01/01/2054	5.250%	5,000,000	5,435,642
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.250%	2,000,000	2,070,344
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018B
06/01/2046	5.000%	3,580,000	3,613,987
Total			82,208,029
New Mexico 0.2%
New Mexico Mortgage Finance Authority
Revenue Bonds
Single Family Mortgage Program
Series 2019C Class I (GNMA)
07/01/2034	3.050%	1,530,000	1,396,738
07/01/2039	3.350%	1,285,000	1,142,993
07/01/2044	3.600%	2,675,000	2,339,089
Total			4,878,820
New York 8.2%
Build NYC Resource Corp.(c),(e)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2025	4.500%	100,000	99,910
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,407,522
Series 2024D
04/01/2054	5.250%	5,250,000	5,683,117
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,713,160
Subordinated Series 2023E-1
04/01/2050	4.000%	5,100,000	4,838,206
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,563,886
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	4,915,000	5,074,600
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2044	3.150%	6,440,000	5,133,728
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2022CC-1
06/15/2052	4.000%	11,560,000	11,023,970
Subordinated Series 2024CC-1
06/15/2054	5.250%	2,250,000	2,458,077
Columbia Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2020D
11/01/2040	4.000%	10,000,000	9,959,355
Subordinated Series 2022A-1
08/01/2044	5.000%	1,900,000	2,049,903
08/01/2048	4.000%	2,400,000	2,296,147
Subordinated Series 2022F-1
02/01/2051	4.000%	2,000,000	1,899,812
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Subordinated Series 2020
06/15/2050	4.000%	4,655,000	4,448,176
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	1,733,718
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	1,210,000	996,267
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2024A
07/01/2054	5.500%	3,000,000	3,369,306
Revenue Bonds
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,088,706
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	4,000,000	3,785,389
Series 2024A
03/15/2054	4.000%	3,690,000	3,457,483
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	14,000,000	13,164,795
New York Transportation Development Corp.(e)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	8,000,000	8,449,702
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	5,350,000	5,586,105
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	3,750,000	4,074,857
New York State Thruway Service Areas Project
Series 2021
10/31/2041	4.000%	1,430,000	1,260,203
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2041	5.000%	5,750,000	5,982,331
12/01/2042	4.000%	4,355,000	4,092,099
Port Authority of New York & New Jersey(e)
Refunding Revenue Bonds
Series 2023-238
07/15/2039	5.000%	3,000,000	3,219,750
Revenue Bonds
Consolidated 218th
Series 2019
11/01/2041	4.000%	1,000,000	957,992
Consolidated Bonds
Series 221
07/15/2040	4.000%	1,000,000	970,700
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2043	3.750%	11,620,000	10,464,358
Triborough Bridge & Tunnel Authority
Revenue Bonds
Senior Lien Green Bonds
Series 2022D-2
05/15/2052	5.500%	3,000,000	3,292,520
Series 2022A
11/15/2052	4.000%	12,500,000	11,821,155
Ulster County Capital Resource Corp.(c)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	1,957,264
09/15/2047	5.250%	3,025,000	2,266,255
09/15/2053	5.250%	6,240,000	4,492,038
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2046	5.000%	4,000,000	3,784,088
Total			165,916,650
North Carolina 1.3%
North Carolina Department of Transportation(e)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015
06/30/2054	5.000%	12,500,000	11,719,190

Columbia Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2042	4.000%	2,500,000	2,040,103
Sharon Towers
Series 2019A
07/01/2039	5.000%	1,650,000	1,528,911
07/01/2044	5.000%	2,260,000	1,997,505
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,000,000	732,719
North Carolina Turnpike Authority(g)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	338,904
07/01/2034	0.000%	1,135,000	705,512
Series 2020
01/01/2047	0.000%	7,375,000	2,476,237
Triangle Expressway System
Series 2019
01/01/2045	0.000%	3,500,000	1,314,102
01/01/2046	0.000%	3,690,000	1,309,967
Series 2024 (AGM)
01/01/2050	0.000%	7,000,000	1,955,492
Total			26,118,642
North Dakota 0.2%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Program
Series 2019
07/01/2043	3.050%	1,350,000	1,105,492
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	700,000	623,058
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	1,845,000	1,722,172
Total			3,450,722
Ohio 2.7%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	24,790,000	22,441,628
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	325,000	271,777
12/01/2049	5.125%	1,895,000	1,482,081
Lake County Port & Economic Development Authority(c),(f)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2037	0.000%	6,000,000	1,740,000
12/01/2052	0.000%	1,500,000	435,000
Ohio Air Quality Development Authority(c),(e)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2038	4.250%	1,000,000	979,589
Ohio Housing Finance Agency
Revenue Bonds
Series 2024A (GNMA)
09/01/2049	4.550%	5,000,000	4,946,404
09/01/2054	4.650%	5,000,000	4,933,672
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	3,000,000	3,081,776
State of Ohio(e)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
06/30/2053	5.000%	9,835,000	9,740,536
Toledo-Lucas County Port Authority
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	4,505,316
Total			54,557,779
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,720,000	2,658,211
Oregon 2.0%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2050	5.250%	1,000,000	914,601
Columbia Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital Facilities Authority of Multnomah County
Prerefunded 10/01/24 Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	3,225,000	3,241,500
Port of Portland Airport(e)
Revenue Bonds
Green Bonds
Series 2023-29
07/01/2053	5.500%	20,000,000	21,436,706
State of Oregon
Unlimited General Obligation Bonds
Article XI - Q State Project
Series 2023
05/01/2048	5.000%	5,580,000	6,028,256
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,820,000	2,484,525
Washington & Multnomah Counties School District No. 48J Beaverton(g)
Unlimited General Obligation Bonds
Series 2022A
06/15/2048	0.000%	20,000,000	5,963,490
Total			40,069,078
Pennsylvania 9.0%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2034	5.000%	1,000,000	1,056,675
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2043	5.000%	2,500,000	2,575,370
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2038	5.000%	865,000	871,043
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2038	5.000%	4,385,000	4,394,358
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	1,000,000	1,130,494
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2048	5.000%	1,300,000	1,060,832
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	4.000%	6,000,000	5,866,883
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	2,000,000	1,876,238
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	4.000%	20,000,000	17,444,630
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Presbyterian Senior Living Project
Series 2023
07/01/2046	5.250%	1,250,000	1,272,326
Series 2017A
11/15/2042	4.000%	30,000,000	28,729,461
Revenue Bonds
Presbyterian Senior Living Project
Series 2023
07/01/2049	5.250%	1,250,000	1,262,302
Pennsylvania Economic Development Financing Authority(c),(f)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	2,144,531
Pennsylvania Economic Development Financing Authority(e)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	13,820,000	13,851,999
06/30/2042	5.000%	12,375,000	12,168,414
Proctor & Gamble Paper Project
Series 2001
03/01/2031	5.375%	1,000,000	1,109,977
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2061	6.000%	3,000,000	3,289,556
Series 2022 (AGM)
12/31/2057	5.000%	5,000,000	5,199,266

Columbia Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2037	3.500%	16,000,000	14,383,968
Revenue Bonds
Series 2019-129
10/01/2039	3.150%	7,730,000	6,696,480
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2015A-1
12/01/2045	5.250%	17,295,000	17,534,603
Revenue Bonds
Subordinated Series 2014A-1
12/01/2043	5.000%	13,940,000	13,991,985
Subordinated Series 2017B-1
06/01/2042	5.000%	15,000,000	15,387,528
Subordinated Series 2018B
12/01/2043	5.000%	1,000,000	1,038,811
Philadelphia Authority for Industrial Development
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	5,475,000	5,494,085
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018B
09/01/2043	5.000%	985,000	1,011,684
Total			180,843,499
Puerto Rico 2.6%
Commonwealth of Puerto Rico(g),(i)
Revenue Notes
Series 2022
11/01/2051	0.000%	3,392,791	2,035,674
Subordinated Series 2022
11/01/2043	0.000%	2,626,377	1,562,694
Puerto Rico Commonwealth Aqueduct & Sewer Authority(c),(i)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	5,210,000	5,270,206
Puerto Rico Electric Power Authority(f),(i)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	7,000,000	1,837,500
Series 2012A
07/01/2042	0.000%	7,000,000	1,837,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Public Finance Corp.(i)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	480,206
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	2,602,179
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,120,482
Puerto Rico Sales Tax Financing Corp.(g),(i)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	79,959,000	24,933,135
07/01/2051	0.000%	17,250,000	3,933,247
Puerto Rico Sales Tax Financing Corp.(i)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	7,000,000	6,971,086
Total			52,583,909
South Carolina 1.6%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	2,000,000	2,133,534
Piedmont Municipal Power Agency
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/2025	5.375%	10,505,000	10,605,676
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	910,000	922,459
South Carolina Public Service Authority
Revenue Bonds
Series 2022A
12/01/2052	4.000%	18,000,000	16,049,437
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2035	2.650%	885,000	761,408
07/01/2040	3.000%	885,000	724,666
Total			31,197,180
Columbia Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Dakota 0.3%
South Dakota Housing Development Authority
Revenue Bonds
Series 2024A (GNMA)
11/01/2044	4.450%	2,500,000	2,499,074
05/01/2049	4.625%	3,410,000	3,391,491
Total			5,890,565
Tennessee 2.0%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2035	5.000%	645,000	649,310
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2040	4.000%	7,200,000	6,955,886
New Memphis Arena Public Building Authority(g)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2041	0.000%	1,500,000	655,109
04/01/2043	0.000%	1,500,000	581,646
04/01/2045	0.000%	1,500,000	517,132
04/01/2046	0.000%	750,000	243,603
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2054	5.750%	7,000,000	4,903,502
10/01/2059	5.750%	5,000,000	3,438,558
Tennessee Energy Acquisition Corp.
Refunding Revenue Bonds
Gas Project
Series 2023A-1 (Mandatory Put 05/01/28)
05/01/2053	5.000%	9,805,000	10,100,901
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	690,000	620,982
07/01/2042	3.600%	460,000	403,172
Issue 3
Series 2018
01/01/2049	3.950%	4,855,000	4,216,936
Series 2024-1A
07/01/2044	4.500%	1,025,000	1,027,683
07/01/2049	4.700%	1,650,000	1,647,003
07/01/2054	4.800%	685,000	687,732
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Social Bond
Series 2022-2
01/01/2048	4.350%	3,500,000	3,331,574
Total			39,980,729
Texas 11.1%
Arlington Higher Education Finance Corp.(c)
Revenue Bonds
Legacy Traditional Schools - Texas Project
Series 2022
02/15/2062	6.750%	5,000,000	4,931,774
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2048	4.000%	4,400,000	4,196,826
Central Texas Regional Mobility Authority(g)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	2,000,000	1,937,539
City of Houston Airport System(e)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2053	5.250%	5,000,000	5,262,468
Revenue Bonds
Subordinated Series 2020A
07/01/2047	4.000%	2,440,000	2,224,861
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2042	5.000%	2,350,000	2,350,357
Series 2013
08/15/2033	6.000%	990,000	991,713
International Leadership
Series 2015
08/15/2038	5.750%	3,000,000	3,057,278
International Leadership of Texas
Series 2015
08/15/2045	5.750%	10,500,000	10,682,509
Series 2015A
12/01/2045	5.000%	1,100,000	1,066,441
Conroe Independent School District
Unlimited General Obligation Bonds
Series 2022A
02/15/2047	4.000%	8,475,000	8,173,792
Crowley Independent School District
Unlimited General Obligation Bonds
Series 2023
02/01/2053	4.250%	2,700,000	2,626,616
02/01/2053	5.250%	2,500,000	2,687,022

Columbia Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cypress-Fairbanks Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	4.000%	5,200,000	4,922,068
Dallas Independent School District
Unlimited General Obligation Bonds
Series 2024
02/15/2049	5.000%	7,500,000	8,009,323
Dallas Love Field(e)
Revenue Bonds
Series 2017
11/01/2034	5.000%	750,000	768,025
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2034	5.000%	645,000	652,185
Denton Independent School District
Unlimited General Obligation Bonds
Series 2023
08/15/2053	5.000%	5,000,000	5,299,739
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	3,797,051
Hays Consolidated Independent School District
Unlimited General Obligation Bonds
Seires 2023
02/15/2048	5.000%	4,085,000	4,332,457
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	2,000,000	1,891,222
Katy Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	3,300,000	3,044,166
Series 2023
02/15/2053	4.000%	8,375,000	7,729,907
Lamar Consolidated Independent School District
Unlimited General Obligation Bonds
Series 2023A
02/15/2058	5.000%	5,000,000	5,267,586
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	1,000,000	966,605
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	7.250%	9,000,000	8,910,103
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	6,992,190
New Hope Cultural Education Facilities Finance Corp.(g)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	1,597,312	961,736
New Hope Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	0.000%	1,000,000	450,000
07/01/2051	0.000%	6,745,000	3,035,250
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	3,335,000	1,500,750
Northside Independent School District(h)
Unlimited General Obligation Bonds
Series 2024A
08/15/2049	4.000%	2,500,000	2,395,917
08/15/2054	4.125%	3,500,000	3,343,902
Northwest Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	5.000%	5,500,000	5,833,173
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	378,013
Prosper Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	4,800,000	4,516,764
Red River Health Facilities Development Corp.
Prerefunded 11/15/24 Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2034	7.500%	2,000,000	2,035,772
Rockwall Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	4.000%	2,500,000	2,342,022
Sherman Independent School District
Unlimited General Obligation Bonds
Series 2023B
02/15/2053	5.000%	10,000,000	10,583,312
Columbia Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tarrant County College District
Limited General Obligation Bonds
Series 2022
08/15/2042	4.000%	15,600,000	15,513,266
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2044	5.000%	2,500,000	2,355,734
10/01/2049	5.000%	1,870,000	1,730,218
Revenue Bonds
Methodist Hospitals of Dallas
Series 2022
10/01/2052	4.000%	2,650,000	2,450,276
Tarrant County Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,500,000	1,925,000
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
12/31/2039	4.000%	400,000	397,758
Senior Lien - North Tarrant Express
Series 2019
12/31/2038	4.000%	3,500,000	3,392,969
Texas Private Activity Bond Surface Transportation Corp.(e)
Revenue Bonds
NTE Mobility Partners LLC North Tarrant Express Project
Series 2023
12/31/2058	5.500%	6,600,000	7,073,456
Segment 3C Project
Series 2019
06/30/2058	5.000%	21,445,000	21,579,194
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	2,002,101
12/31/2055	5.000%	6,250,000	6,257,234
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	2,000,000	2,018,137
Texas Water Development Board
Revenue Bonds
Series 2023A
10/15/2058	5.000%	2,500,000	2,644,173
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tomball Independent School District
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2034	3.000%	1,750,000	1,661,312
02/15/2035	3.000%	1,750,000	1,648,333
02/15/2036	3.000%	1,435,000	1,332,694
Total			224,130,289
Utah 0.6%
City of Salt Lake City Airport(e)
Revenue Bonds
Series 2023A
07/01/2053	5.250%	2,250,000	2,361,227
Salt Lake City Corp. Airport(e)
Revenue Bonds
Series 2017A
07/01/2047	5.000%	6,500,000	6,546,070
UIPA Crossroads Public Infrastructure District(c)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,740,000	2,299,987
Total			11,207,284
Virginia 1.3%
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/2031	5.000%	800,000	800,873
06/15/2033	5.000%	500,000	500,477
Virginia Small Business Financing Authority(e)
Refunding Revenue Bonds
Senior Lien - 95 Express Lanes LLC Project
Series 2022
01/01/2048	4.000%	3,750,000	3,299,004
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	3,750,000	3,758,435
12/31/2056	5.000%	16,800,000	16,818,314
Total			25,177,103
Washington 1.3%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	2,733,754

Columbia Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,300,000	1,319,629
12/01/2045	6.250%	2,500,000	2,480,156
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Multicare Health System
Series 2017B
08/15/2041	4.000%	10,500,000	9,868,482
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	3,335,000	2,847,811
Washington State Housing Finance Commission
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	730,000	748,913
07/01/2035	6.750%	550,000	565,794
Refunding Revenue Bonds
Emerald Heights Project
Series 2023A
07/01/2048	5.000%	500,000	504,974
Washington State Housing Finance Commission(c)
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	1,250,000	1,288,974
Refunding Revenue Bonds
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	1,445,000	1,562,786
07/01/2059	6.250%	1,430,000	1,550,362
07/01/2063	6.375%	750,000	807,161
Skyline 1st Hill Project
Series 2015
01/01/2025	5.000%	170,000	169,157
Total			26,447,953
West Virginia 0.7%
West Virginia Hospital Finance Authority
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	14,500,000	14,667,714
Wisconsin 2.3%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2049	5.000%	4,250,000	3,811,563
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	4,000,000	4,125,805
Series 2023A
07/01/2062	5.750%	10,000,000	10,720,894
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	778,735
05/15/2047	5.250%	1,105,000	1,008,650
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	500,000	444,462
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2051	4.000%	10,000,000	9,164,445
Wisconsin Center District(g)
Revenue Bonds
Senior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	18,625,000	2,911,715
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
St. Camillus Health System, Inc.
Series 2019
11/01/2046	5.000%	2,100,000	1,767,352
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	2,335,000	1,769,857
07/01/2053	4.125%	5,000,000	3,710,319
Series 2018B
07/01/2038	4.375%	1,250,000	985,718
07/01/2043	4.500%	1,375,000	1,018,700
07/01/2048	5.000%	500,000	379,934
Unrefunded Refunding Revenue Bond
Ascension Health
Series 2016A
11/15/2046	4.000%	3,610,000	3,393,532
Total			45,991,681
Columbia Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wyoming 0.3%
County of Campbell
Refunding Revenue Bonds
Basin Electric Power Cooperative
Series 2019
07/15/2039	3.625%	7,600,000	6,687,679
Total Municipal Bonds (Cost $2,119,855,774)			1,992,846,978

Money Market Funds 0.1%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.515%(j)	786,572	786,651
Total Money Market Funds (Cost $786,572)		786,651
Total Investments in Securities (Cost $2,125,447,346)		1,998,438,629
Other Assets & Liabilities, Net		12,671,617
Net Assets		$2,011,110,246
At April 30, 2024, securities and/or cash totaling $1,415,250 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(666)	06/2024	USD	(71,553,375)	193,378	—
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2024.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2024, the total value of these securities amounted to $81,432,554, which represents 4.05% of total net assets.

(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2024.

(e)	Income from this security may be subject to alternative minimum tax.
(f)	Represents a security in default.
(g)	Zero coupon bond.
(h)	Represents a security purchased on a when-issued basis.
(i)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2024, the total value of these securities amounted to $52,583,909, which represents 2.61% of total net assets.

(j)	The rate shown is the seven-day current annualized yield at April 30, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Tax-Exempt Fund  | Third Quarter Report 2024

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT233_07_P01_(06/24)